Capital Trust Securities - Additional Information (Detail) - Tier one notes series B [member] - CAD ($) $ in Millions		12 Months Ended
	Nov. 01, 2021	Oct. 31, 2021
Disclosure of trust capital securities [line items]
Notes outstanding		$ 300
Notes maturity date		Jun. 30, 2108
Notes interest reset description		June 30, 2039
Repayment Of Notes [Member]
Disclosure of trust capital securities [line items]
Notes redemption price percentage	10.25%
Repayment of bonds notes and debentures	$ 300
Percentage of the principal amount redeemed	100.00%